Putnam
Managed
High Yield
Trust

ANNUAL REPORT

May 31, 1998

[LOGO: BOSTON * LONDON * TOKYO]



Fund highlights

* "In our view, the high-yield market is likely to continue to perform well. Credit profiles continue to improve, corporate profitability remains strong, and inflation remains under control. Seemingly all the factors that have supported this bull market remain intact. Although there can be no guarantees, this favorable backdrop, combined with a fundamental change in how investors view high-yield bonds, sets the stage for Putnam Managed High Yield Trust to continue performing in line with expectations."

                                           -- Jennifer Leichter, Fund Manager

   CONTENTS

 4 Report from Putnam Management

 9 Fund performance summary

12 Portfolio holdings

28 Financial statements



From the Chairman

[GRAPHIC OMITTED: PHOTO OF GEORGE PUTNAM]

[copyright] Karsh, Ottawa

Dear Shareholder:

The global flight to quality in the aftermath of events in Asia temporarily stalled the U.S. high-yield bond market in late 1997 as investors flocked to the safety of U.S. Treasury issues. But by the time Putnam Managed High Yield Trust closed its fiscal year on May 31, 1998, the lower-rated high-yield bonds in which your fund invests were once again in favor.

The Federal Reserve Board's decision to leave interest rates unchanged helped reassure investors about economic prospects. A boom in merger and acquisition activity helped the high-yield bond market, but the main driver of the market's solid performance was a strong economic backdrop coupled with vibrant equity markets.

In the report that follows, Fund Manager Jennifer Leichter provides greater detail about the market environment in which your fund delivered its positive results. Then she offers her views on prospects for the months ahead.

Respectfully yours,

/S/GEORGE PUTNAM
George Putnam
Chairman of the Trustees
July 15, 1998



Report from the Fund Manager
Jennifer E. Leichter

Powerful and often opposing forces were at work in the financial markets over the past 12 months, creating an investment environment filled with contrasts. Robust economic growth and negligible inflation had investors charging ahead with bullish delight while simultaneously darting for cover as they awaited each new release of leading economic indicators. The Asian currency debacle, which hit the boiling point in late October, wreaked havoc among markets worldwide and yet the broad U.S. stock market regained its footing rather quickly and flourished through the period's end.

While some industry pundits debated whether valuations were too lofty, others questioned whether traditional measures were even applicable in light of the current economic environment. As the Federal Reserve Board stood pat on interest rates and foreign investors flocked to the relative safety of U.S. Treasury securities, the yield curve flattened significantly and yields, in general, declined across the fixed-income spectrum.

Against this fitful backdrop, Putnam Managed High Yield Trust closed fiscal 1998 with solid results at both net asset value and market price. For complete performance information, please refer to the summary that begins on page 9.

* MANY FACTORS HELP SUSTAIN HIGH-YIELD BONDS' HEADY PACE

High-yield issues are influenced by trends that affect the stock market as well as those that affect the bond market. Your fund's fiscal 1998 performance was a perfect case in point. On the equity front, a brisk economy with low inflation continued to bolster the financial health of corporate America, enabling many companies to improve their balance sheets and de-leverage assets. This, in turn, dramatically lowered default rates and paved the way for credit rating upgrades. Heavy merger and acquisition activity also had an overall positive effect on the credit ratings of many issuers. On the fixed-income side, low interest rates and subdued inflation induced investors -- individual and institutional, domestic and foreign -- to turn to the U.S. high-yield market for greater income potential, thereby increasing demand. Price appreciation naturally ensued as a result.

Despite pockets of short-term underperformance relative to the Treasury market, high-yield bonds remained the stars of the domestic fixed-income universe over the past 12 months. Their outperformance is especially noteworthy given the record amount of new issuance in calendar 1997 and during the first quarter of calendar 1998.

* TELECOMMUNICATIONS ISSUES DOMINATE PERFORMANCE

Your fund benefited from substantial investments in three key high-yield industries: telecommunications, cable television, and broadcasting. Telecommunications holdings, by far, were the fund's performance leaders. Strong operating results, high equity valuations, favorable regulatory developments, and new technologies have allowed the telecommunications sector to evolve rapidly into one of today's most dynamic growth industries. We have capitalized successfully on the opportunities available in this sector through investments in competitive local exchange carriers (CLECs) and specialized mobile radio operators whose competitive positions have dramatically improved because of enhanced network buildouts, strategic commercial launches of new technologies, or mergers.

[GRAPHIC OMITTED: horizontal bar chart of TOP INDUSTRY SECTORS]

TOP INDUSTRY SECTORS*

Telecommunications            13.9%

Cellular
communications                 8.5%

Broadcasting                   7.3%

Oil and gas                    5.1%

Telephone services             4.8%

Footnote reads:
* Based on net assets as of 5/31/98. Holdings will vary over time.

Worth mentioning are NEXTEL Communications, Winstar Communications, and Teleport Communications (which was recently acquired by AT&T and is now no longer a fund holding). Using fiber-optic and wireless technologies to compete with local phone companies, these issues, among others, enjoyed substantial price appreciation over the period. While these securities and others discussed in this report were viewed favorably during the period, all holdings are subject to review in accordance with the fund's investment strategy and may vary in the future.

Deregulation has been a boon to companies in the broadcasting industry, allowing radio station operators to own multiple stations within a single market. The resulting consolidation fueled this sector's performance, with the fund's holdings of Capstar Broadcasting, SFX Broadcasting, and Citadel Broadcasting bonds making substantial contributions to performance.

The prospect of delivering Internet technology through conventional cable systems has breathed new life into the cable industry. Microsoft's decision to invest $1 billion in Comcast Corp., a Philadelphia-based cable operator, renewed investor interest in an industry sector previously viewed as mature. Adelphia Communications Corp. is one among several other holdings that have benefited from this sector's revitalization.

* FORAY INTO NEW SECTORS OFFERS SOLID POTENTIAL

Over the period, we enhanced the portfolio's diversification by tapping opportunities in companies not typically considered mainstream high-yield issuers. For example, we purchased bonds from Internet-related companies that are just now starting to issue high-yield debt as their growth gets underway. We believe holdings such as Amazon.com and PSINet are poised for solid gains as Internet access and usage become easier and more widespread.

[GRAPHIC OMITTED: TOP 10 HOLDINGS]

TOP 10 HOLDINGS

Midland Funding Corporation Debentures
Series A, 11 3/4s, 2005

Transamerican Energy, Series B
Senior discount notes, stepped-coupon zero % (13s, 6/15/99), 2002

NEXTEL Communications, Inc.
Senior discount notes, stepped-coupon zero % (10.65s, 9/15/02) 2007

Celcaribe S.A. 144A
Units 13 1/2s, 2004 (Colombia)

NEXTEL Communications, Inc., Series D
$13.00 cumulative preferred

WinStar Communications, Inc. 144A Convertible senior discount notes stepped-coupon zero % (14s,10/15/00) 2005

Adelphia Communications Corporation
Senior notes 9 1/2s, 2004

Graphic Controls Corporation
Senior subordinated notes Series A, 12s, 2005

PSF Holdings LLC, Class A
Common stock

GST Telecommunications, Inc.
Company guaranty stepped-coupon zero % (13 7/8s, 12/15/00) 2005

These holdings represent 12.2% of the fund's net assets as of 5/31/98. Portfolio holdings will vary over time.

Another previously untapped area in which the fund has made successful investments is in European long distance companies. Just as telecommunications companies in the United States underwent deregulation several years ago, their European counterparts are just now experiencing it and solid growth is occurring as a result. Many companies, including three new portfolio holdings -- Econophone, Viatel, and Long Distance International -- are taking advantage of recent developments to issue high-yield debt in order to finance their growth. We believe this market is ripe with potential.

For several years now, we have also had an interest in cable companies in the United Kingdom. The United Kingdom permits corporations to market telephone and cable television services jointly. The positive effects of deregulation and acquisition activity have helped to focus investor interest on the telephone/cable television duopolies in the United Kingdom and boosted the value of several fund holdings, such as Diamond Cable Communications and NTL.

* FUND IS POSITIONED WELL FOR FISCAL 1999

We enter the fund's new fiscal year with optimism. The U.S. economy appears to be growing at a healthy pace with inflation remaining subdued. For the near term, it seems the Fed is content to leave interest rates alone, allowing instead for the ongoing turmoil in Asia to serve as a deterrent to runaway economic growth at home. Demand for high-yield issues remains strong and credit quality continues to improve. As we move ahead, our goal is to continue structuring a well-diversified portfolio of bonds with attractive risk/reward characteristics and to focus on improving credits.

The views expressed here are exclusively those of Putnam Management. They are not meant as investment advice. Although the described holdings were viewed favorably as of 5/31/98, there is no guarantee the fund will continue to hold these securities in the future. The lower credit ratings of high-yield corporate bonds reflect a greater possibility that adverse changes in the economy or their issuers may affect their ability to pay principal and interest on the bonds.



Performance summary

Performance should always be considered in light of a fund's investment strategy. Putnam Managed High Yield Trust is designed for investors seeking high current income with a secondary objective of capital growth.

TOTAL RETURN FOR PERIODS ENDED 5/31/98

                                           First Boston
                                 Market     High Yield        Consumer
                          NAV     price     Bond Index      Price Index
------------------------------------------------------------------------
1 year                   15.18%  16.96%        5.04%           0.80%
------------------------------------------------------------------------
Life of fund (6/25/93)   70.62   65.21        63.92           12.74
Annual average           11.45   10.72        10.57            2.47
------------------------------------------------------------------------

Performance data represent past results and do not reflect future performance. They do not take into account any adjustment for taxes payable on reinvested distributions. Investment returns, net asset value and market price will fluctuate so that an investor's shares, when sold, may be worth more or less than their original cost.

PRICE AND DISTRIBUTION INFORMATION
12 months ended 5/31/98

------------------------------------------------------------------------
Distributions
------------------------------------------------------------------------
Number                                    12
------------------------------------------------------------------------
Income                                  $1.375
------------------------------------------------------------------------
  Total                                 $1.375
------------------------------------------------------------------------
Share value                       NAV          Market price
------------------------------------------------------------------------
5/31/97                         $14.08          $14.375
------------------------------------------------------------------------
5/31/98                          14.83           15.375
------------------------------------------------------------------------
Current return (end of period)    NAV          Market price
------------------------------------------------------------------------
Current dividend rate1            9.31%            8.98%
------------------------------------------------------------------------

1Income portion of most recent distribution, annualized and divided by NAV or Market price at end of period.

TOTAL RETURN FOR PERIODS ENDED 6/30/98
(most recent calendar quarter)

                                              Market
                                    NAV       price
------------------------------------------------------------------------
1 year                             12.99%     14.54%
------------------------------------------------------------------------
Life of fund (6/25/93)             70.80      64.44
Annual average                     11.28      10.44
------------------------------------------------------------------------

Performance data represent past results and do not reflect future performance. They do not take into account any adjustment for taxes payable on reinvested distributions. Investment returns, net asset value, and market price will fluctuate so that an investor's shares when sold may be worth more or less than their original cost.

TERMS AND DEFINITIONS

Total return shows how the value of the fund's shares changed over time, assuming you held the shares through the entire period and reinvested all distributions in the fund.

Net asset value (NAV) is the value of all your fund's assets, minus any liabilities, divided by the number of outstanding common shares.

Market price is the current trading price of one share of the fund. Market prices are set by transactions between buyers and sellers on the New York Stock Exchange.

COMPARATIVE BENCHMARKS

First Boston High Yield Bond Index is an unmanaged list of lower-rated, high-yielding U.S. corporate bonds. The index assumes reinvestment of all distributions, does not take into account brokerage commissions or other costs, and may pose different risks than the fund. Securities in the fund's portfolio will differ from those in the index. It is not possible to invest directly in an index.

Consumer Price Index (CPI) is a commonly used measure of inflation; it does not represent an investment return.



Report of independent accountants

To the Trustees and Shareholders of
Putnam Managed High Yield Trust

In our opinion, the accompanying statement of assets and liabilities, including the portfolio of investments owned, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of Putnam Managed High Yield Trust (the "fund") at May 31, 1998, and the results of its operations, the changes in its net assets and the financial highlights for the periods indicated, in conformity with generally accepted accounting principles. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the fund's management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with generally accepted auditing standards which require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of investments owned at May 31, 1998 by correspondence with the custodian and the application of alternative auditing procedures where investments purchased were not yet received by the custodian, provide a reasonable basis for the opinion expressed above.

PricewaterhouseCoopers LLP
Boston, Massachusetts
July 17, 1998



Portfolio of investments owned
May 31, 1998




CORPORATE BONDS AND NOTES (74.4%) (a)
PRINCIPAL AMOUNT                                                                                        VALUE

Advertising (0.2%)
-------------------------------------------------------------------------------------------------------------
          $   240,000  Lamar Advertising Co. company guaranty 8 5/8s, 2007                      $     244,800

Aerospace and Defense (1.6%)
-------------------------------------------------------------------------------------------------------------
              110,000  Argo-Tech Corp. company guaranty 8 5/8s, 2007                                  110,275
              210,000  Aviation Sales Co. 144A sr. sub. notes 8 1/8s, 2008                            205,800
              850,000  BE Aerospace sr. sub. notes Ser. B, 9 7/8s, 2006                               905,250
              125,000  BE Aerospace sr. sub. notes Ser. B, 8s, 2008                                   124,375
              120,000  K&F Industries, Inc. sr. sub. notes Ser. B, 9 1/4s, 2007                       123,000
              200,000  Sequa Corp. med. term notes 10s, 2001                                          208,784
              125,000  United Defense Industries Inc. company guaranty 8 3/4s, 2007                   126,250
                                                                                               --------------
                                                                                                    1,803,734

Agriculture (0.9%)
-------------------------------------------------------------------------------------------------------------
              668,553  Premium Standard Farms, Inc. sr. secd. notes 11s, 2003 (PIK)                   722,037
              230,000  Purina Mills, Inc. 144A sr. sub. notes 9s, 2010                                235,750
                                                                                               --------------
                                                                                                      957,787

Airlines (1.1%)
-------------------------------------------------------------------------------------------------------------
              160,000  Calair LLC 144A company guaranty 8 1/8s, 2008                                  159,400
              280,000  Canadian Airlines Corp. sec. 10s, 2005 (Canada)                                284,550
              350,000  Cathay International Ltd. 144A sr. notes 13s, 2008                             332,500
              300,000  Trans World Airlines, Inc. sr. notes 11 1/2s, 2004                             315,000
              170,000  Trans World Airlines, Inc. 144A notes 11 3/8s, 2006                            170,000
                                                                                               --------------
                                                                                                    1,261,450

Apparel (0.6%)
-------------------------------------------------------------------------------------------------------------
              150,000  GFSI, Inc. sr. disc. notes stepped-coupon Ser. B, zero %
                         (11 3/8s, 9/15/04) 2009 (STP)                                                168,000
              295,000  Sassco Fashions Ltd. sr. notes 12 3/4s, 2004                                   319,338
              135,000  William Carter Co. 144A sr. sub. notes 12s, 2008                               145,463
                                                                                               --------------
                                                                                                      632,801

Automotive Parts (2.1%)
-------------------------------------------------------------------------------------------------------------
              375,000  Aftermarket Technology Corp. sr. sub. notes Ser. D, 12s, 2004                  413,906
              500,000  Cambridge Industries Inc. company guaranty Ser. B,
                         10 1/4s, 2007                                                                520,000
              500,000  Talon Automotive Group 144A sr. sub. notes 9 5/8s, 2008                        505,000
              400,000  Walbro Corp. 144A sr. notes 10 1/8s, 2007                                      398,000
              500,000  Walbro Corp. sr. notes Ser. B, 9 7/8s, 2007                                    495,000
                                                                                               --------------
                                                                                                    2,331,906

Banks (2.5%)
-------------------------------------------------------------------------------------------------------------
              125,000  Albank Capital Trust Ser. B co. guaranty 9.27s, 2027                           143,019
              320,000  Delta Financial Corp. sr. notes 9 1/2s, 2004                                   320,000
              315,000  Dime Capital Trust I bank guaranty Ser. A, 9.33s, 2027                         361,711
              400,000  Greenpoint Capital Trust I company guaranty 9.1s, 2027                         449,028
              600,000  Korea Development Bank bonds 7 3/8s, 2004 (Korea)                              505,980
               75,000  Ocwen Capital Trust I company guaranty 10 7/8s, 2027                            81,750
              165,000  Ocwen Federal Bank sub. deb. 12s, 2005                                         181,500
              100,000  Ocwen Financial Corp. notes 11 7/8s, 2003                                      114,000
              150,000  Peoples Heritage Capital Trust company guaranty
                         Ser. B, 9.06s, 2027                                                          165,809
              150,000  Provident Capital Trust company guaranty 8.6s, 2026                            160,016
               85,000  Riggs Capital Trust 144A bonds 8 5/8s, 2026                                     91,520
              125,000  Sovereign Capital Trust company guaranty 9s, 2027                              136,709
              110,000  Webster Capital Trust I 144A bonds 9.36s, 2027                                 122,790
                                                                                               --------------
                                                                                                    2,833,832

Broadcasting (5.7%)
-------------------------------------------------------------------------------------------------------------
              200,000  Acme Television Ser. B, co. guaranty stepped-coupon zero %
                         (10 7/8s, 9/30/00) 2004 (STP)                                                164,000
              300,000  Affinity Group Holdings sr. notes 11s, 2007                                    324,000
              410,000  Allbritton Communication Ser. B, sr. sub. notes 8 7/8s, 2008                   410,000
              200,000  Australias Hldngs PTY Ltd. sr. disc. notes stepped-coupon
                         zero % (15s, 11/01/00), 2002 (In Default) (STP) (NON)                         40,000
              750,000  Benedek Communications Corp. sr. disc. notes stepped-coupon
                         zero % (13 1/4s, 5/15/01) 2006 (STP)                                         588,750
              435,000  Capstar Broadcasting sr. disc. notes stepped-coupon zero %
                         (12 3/4s, 2/1/02) 2009 (STP)                                                 327,338
              180,000  Capstar Broadcasting sr. sub. notes 9 1/4s, 2007                               186,300
              160,000  Citadel Broadcasting Inc. sr. sub. notes 10 1/4s, 2007                         175,200
              510,000  Fox Family Worldwide, Inc. sr. disc. notes stepped-coupon
                         zero % (10 1/4s, 11/1/02) 2007 (STP)                                         317,475
              575,000  Fox Family Worldwide, Inc. sr. notes 9 1/4s, 2007                              560,625
              340,000  Fox/Liberty Networks LLC sr. notes 8 7/8s, 2007                                344,250
               80,000  Globo Communicacoes 144A sr. notes 10 5/8s, 2008 (Brazil)                       77,200
              210,000  Globo Communicacoes 144A company guaranty
                         10 1/2s, 2006 (Brazil)                                                       205,800
              160,000  Granite Broadcasting Corp. 144A sr. sub. notes 8 7/8s, 2008                    160,400
               95,000  Jacor Communications, Inc. company guaranty 9 3/4s, 2006                       102,600
              500,000  Lenfest Communications, Inc. sr. sub. notes 10 1/2s, 2006                      567,500
               55,000  Pegasus Communications Corp. sr. notes Ser. B, 9 5/8s, 2005                     57,475
              100,000  Pegasus Media & Communications notes Ser. B, 12 1/2s, 2005                     113,000
              904,000  PHI Holdings, Inc. 16s, 2001                                                   654,586
              225,000  Radio One Inc. company guaranty stepped-coupon
                         Ser. B, 7s, (12s, 5/15/00) 2004 (STP)                                        229,500
              500,000  RBS Participacoes S.A. 144A company guaranty
                         11s, 2007 (Brazil)                                                           487,500
              165,000  SFX Entertainment Inc. 144A sr. sub. notes 9 1/8s, 2008                        161,700
              100,000  TV Azteca Holdings S.A. de C.V. sr. notes 11s, 2002 (Mexico)                   102,000
                                                                                               --------------
                                                                                                    6,357,199

Building and Construction (0.6%)
-------------------------------------------------------------------------------------------------------------
              110,000  American Architectural 144A sr. notes 11 3/4s, 2007                            114,950
              390,000  GS Superhighway Holdings sr. notes 9 7/8s, 2004                                335,400
              100,000  Jackson Products, Inc. 144A company guaranty 9 1/2s, 2005                      100,750
              150,000  Presley Cos. sr. notes 12 1/2s, 2001                                           141,000
                                                                                               --------------
                                                                                                      692,100

Buses (0.6%)
-------------------------------------------------------------------------------------------------------------
              715,000  Consorcio/MCII Holdings sec. notes stepped-coupon
                         zero % (12s, 11/15/98) 2002 (STP)                                            672,100

Business Services and Equipment (0.3%)
-------------------------------------------------------------------------------------------------------------
               95,000  ATC Group Services, Inc. 144A sr. sub. notes 12s, 2008                          88,350
              180,000  Corporate Express, Inc. 144A sr. sub. notes 9 5/8s, 2008                       180,900
              100,000  Outsourcing Solutions, Inc. sr. sub. notes Ser. B, 11s, 2006                   106,250
                                                                                               --------------
                                                                                                      375,500

Cable Television (2.2%)
-------------------------------------------------------------------------------------------------------------
            1,068,831  Adelphia Communications Corp. sr. notes 9 1/2s, 2004 (PIK)                   1,116,928
              500,000  Diamond Cable Communication Co. sr. disc. notes stepped-
                         coupon zero % (11 3/4s, 12/15/00), 2005
                         (United Kingdom) (STP)                                                       401,250
              795,000  Diamond Cable Communication Co. sr. disc. notes stepped-
                         coupon zero % (10 3/4s, 2/15/02), 2007
                         (United Kingdom) (STP)                                                       565,444
              450,000  United International Holdings sr. disc. notes stepped-coupon
                         Ser. B, zero % (10 3/4s, 2/15/03) 2008 (STP)                                 280,125
              190,000  Wireless One, Inc. sr. notes 13s, 2003                                          45,125
                                                                                               --------------
                                                                                                    2,408,872

Cellular Communications (5.1%)
-------------------------------------------------------------------------------------------------------------
            1,110,000  CellNet Data Systems, Inc. sr. disc. notes stepped-coupon
                         zero % (14s, 10/1/02) 2007 (STP)                                             635,475
              500,000  Comcast UK Cable, Ltd. deb. stepped-coupon zero %
                         (11.2s, 11/15/00), 2007 (Bermuda) (STP)                                      411,250
              250,000  Comunicacion Cellular bonds stepped-coupon zero %
                         (13 1/8s, 11/15/00), 2003 (Colombia) (STP)                                   197,500
              215,000  Conecel Holdings 144A notes Ser. A, 14s, 2000                                  210,700
              200,000  Dobson Communications Corp. 11 3/4s, 2007                                      215,000
              820,000  Intercel, Inc. sr. disc. notes stepped-coupon zero %
                         (12s, 5/1/01) 2006 (STP)                                                     623,200
              615,000  McCaw International Ltd sr. discount notes stepped-
                         coupon zero % (13s, 4/15/02) 2007 (STP)                                      407,438
              635,000  Millicom International Cellular S.A. sr. disc. notes stepped-
                         coupon zero % (13 1/2s, 6/1/01), 2006 (Luxembourg) (STP)                     500,063
              330,000  NEXTEL Communications, Inc. 144A sr. disc. notes
                         stepped-coupon zero % (12 1/8s, 4/15/03) 2008 (STP)                          204,600
            2,470,000  NEXTEL Communications, Inc. sr. disc. notes stepped-coupon
                         zero % (10.65s, 9/15/02) 2007 (STP)                                        1,642,550
              690,000  NEXTEL Communications, Inc. 144A sr. disc. notes stepped-
                         coupon zero % (9.95s, 2/15/03) 2008 (STP)                                    435,563
              160,000  Omnipoint Corp. sr. notes 11 5/8s, 2006                                        171,200
                                                                                               --------------
                                                                                                    5,654,539

Chemicals (0.7%)
-------------------------------------------------------------------------------------------------------------
              300,000  Acetex Corp. sr. notes 9 3/4s, 2003 (Canada)                                   309,750
              200,000  PCI Chemicals & Pharmaceuticals company guaranty
                         9 1/4s, 2007 (Canada)                                                        200,000
              115,000  Pharmaceutical Fine Chemicals 144A sr. sub. notes
                         9 3/4s, 2007 (Switzerland)                                                   128,225
              175,000  Trikem S.A. 144A bonds 10 5/8s, 2007 (Brazil)                                  157,500
                                                                                               --------------
                                                                                                      795,475

Computer Services and Equipment (0.7%)
-------------------------------------------------------------------------------------------------------------
               70,000  Concentric Network Corp. sr. notes 12 3/4s, 2007                                75,950
              440,000  IPC Information Systems sr. disc. notes stepped-coupon
                         zero % (10 7/8s, 11/1/01) 2008 (STP)                                         321,200
              285,000  Unisys Corp. sr. notes 11 3/4s, 2004                                           329,175
                                                                                               --------------
                                                                                                      726,325

Consumer Durable Goods (0.7%)
-------------------------------------------------------------------------------------------------------------
               40,000  Hedstrom Holdings, Inc. 144A sr. disc. notes stepped-coupon
                         zero % (12s, 6/1/02) 2009 (STP)                                               24,900
              275,000  Icon Fitness Corp. 144A sr. disc. notes stepped-coupon
                         Ser. B, zero % (14s, 11/15/01) 2006 (STP)                                    123,750
              550,000  Packaged Ice, Inc. 144A sr. notes 9 3/4s, 2005                                 555,500
              170,000  Sealy Mattress Co. 144A sr. disc. notes stepped-coupon
                         zero % (10 7/8s, 12/15/02) 2007 (STP)                                        113,900
                                                                                               --------------
                                                                                                      818,050

Consumer Non Durables (0.5%)
-------------------------------------------------------------------------------------------------------------
               60,000  Amscan Holdings, Inc. sr. sub. notes 9 7/8s, 2007                               61,950
              445,000  Viasystems Inc. sr. sub notes 9 3/4s, 2007                                     463,913
                                                                                               --------------
                                                                                                      525,863

Containers (1.4%)
-------------------------------------------------------------------------------------------------------------
              100,000  AEP Industries, Inc. sr. sub. notes 9 7/8s, 2005                               103,000
              320,000  Consumers International 144A sr. notes 10 1/4s, 2005                           343,200
              350,000  Gaylord Container Corp. sr. sub. notes 9 7/8s, 2008                            352,625
              215,000  Innova S De R.L. sr. notes 12 7/8s, 2007 (Mexico)                              226,288
              485,000  Radnor Holdings Inc. sr. notes 10s, 2003                                       511,675
                                                                                               --------------
                                                                                                    1,536,788
Cosmetics (0.1%)
-------------------------------------------------------------------------------------------------------------
              150,000  French Fragrances, Inc. 144A sr. notes 10 3/8s, 2007                           160,500

Electric Utilities (2.9%)
-------------------------------------------------------------------------------------------------------------
              200,000  Espirito Santo Centrais 144A sr. notes 10s, 2007 (Brazil)                      179,500
              245,000  First PV Funding deb. 10.15s, 2016                                             258,522
            1,600,000  Midland Funding Corp. deb. Ser. A, 11 3/4s, 2005                             1,920,160
              508,193  Northeast Utilities System notes Ser. A, 8.58s, 2006                           522,117
              379,310  Subic Power Corp. 144A sec. 9 1/2s                                             362,241
                                                                                               --------------
                                                                                                    3,242,540

Electrical Equipment (0.1%)
-------------------------------------------------------------------------------------------------------------
              110,000  Samsung Electronics 144A company guaranty 9 3/4s, 2003                         105,050

Electronic Components (1.3%)
-------------------------------------------------------------------------------------------------------------
              115,000  Celestica International Ltd. sr. sub. notes 10 1/2s, 2006 (Canada)             126,213
              113,762  Cirent Semiconductor sr. sub. notes 10.22s, 2002                               118,313
              136,153  Cirent Semiconductor sr. sub. notes 10.14s, 2004                               140,918
              125,000  Details, Inc. sr. sub. notes Ser. B, 10s, 2005                                 127,500
              160,000  DII Group, Inc. (The) sr. sub. notes 8 1/2s, 2007                              158,800
              280,000  Flag Ltd. 144A sr. notes 8 1/4s, 2008 (Bermuda)                                284,200
              140,000  Motors and Gears Inc. sr. notes Ser. B, 10 3/4s, 2006                          151,200
               55,000  Wavetek Corp. company guaranty 10 1/8s, 2007                                    56,925
              330,000  Zilog Inc. 144A sr. notes 9 1/2s, 2005                                         267,300
                                                                                               --------------
                                                                                                    1,431,369

Energy-Related (0.9%)
-------------------------------------------------------------------------------------------------------------
              300,000  Calpine Corp. sr. notes 9 1/4s, 2004                                           309,000
              545,000  Panda Global Energy Co. company guaranty 12 1/2s, 2004                         517,750
              130,000  RAM Energy Inc. sr. notes 11 1/2s, 2008                                        131,625
                                                                                               --------------
                                                                                                      958,375

Environmental Control (0.4%)
-------------------------------------------------------------------------------------------------------------
              355,000  Allied Waste Industries sr. disc. notes stepped-coupon zero %
                         (11.3s, 6/01/02) 2007 (STP)                                                  260,925
              195,000  Allied Waste Industries, Inc. company guaranty 10 1/4s, 2006                   214,988
                                                                                               --------------
                                                                                                      475,913

Financial Services (2.2%)
-------------------------------------------------------------------------------------------------------------
              325,000  Aames Financial Corp. sr. notes 9 1/8s, 2003                                   325,000
               20,000  APP Intl. Finance Co,11 3/4s, 2005                                              17,400
              250,000  Colonial Capital I 144A company guaranty 8.92s, 2027                           271,758
              220,000  Contifinancial Corp. sr. notes 8 3/8s, 2003                                    228,228
              120,000  Dine S.A. de C.V. 144A company guaranty 8 3/4s,
                         2007 (Mexico)                                                                115,200
              155,000  Imperial Credit Capital Trust I 144A company guaranty
                         10 1/4s, 2002                                                                155,000
              175,000  Investors Capital Trust I company guaranty Ser. B, 9.77s, 2027                 193,252
               90,000  Nationwide Credit Inc. 144A sr. notes 10 1/4s, 2008                             91,350
               50,000  Netia Holdings B.V. 144A co. guaranty zero % (11 1/4s,
                         11/01/01) 2007 (Poland) (STP)                                                 34,563
              300,000  Netia Holdings B.V. 144A 10 1/4s, 2007 (Poland)                                297,375
              525,000  Pindo Deli Finance Mauritius Ltd. company guaranty
                         10 3/4s, 2007 (Indonesia)                                                    362,250
              350,000  Resource America Inc. 144A sr. notes 12s, 2004                                 374,500
                                                                                               --------------
                                                                                                    2,465,876

Food and Beverages (0.9%)
-------------------------------------------------------------------------------------------------------------
              250,000  Canandaigua Wine Co. sr. sub. notes Ser. C, 8 3/4s, 2003                       254,375
              300,000  Doane Products Co. sr. notes 10 5/8s, 2006                                     325,500
              320,000  RAB Enterprises, Inc. 144A sr. notes 10 1/2s, 2005                             323,200
              105,000  Windy Hill Pet Food Co. sr. sub. notes 9 3/4s, 2007                            108,150
                                                                                               --------------
                                                                                                    1,011,225

Food Chains (1.6%)
-------------------------------------------------------------------------------------------------------------
              230,000  Ameriserve Food Distribution co. guaranty 8 7/8s, 2006                         232,300
              250,000  Aurora Foods, Inc. 144A sr. sub. notes Ser. D, 9 7/8s, 2007                    266,250
               50,000  Aurora Foods, Inc. sr. sub. notes Ser. B, 9 7/8s, 2007                          53,250
              235,000  Fleming Companies, Inc. company guaranty Ser. B, 10 1/2s, 2004                 245,575
              200,000  Jitney-Jungle Stores company guaranty 12s, 2006                                225,250
              300,000  Nebco Evans Holding Co. sr. disc. notes stepped-coupon
                         zero % (12 3/8s, 7/15/02) 2007 (STP)                                         204,000
              110,000  Southern Foods Group 144A sr. sub. notes 9 7/8s, 2007                          113,300
              500,000  Southland Corp. deb. Ser. A, 4 1/2s, 2004                                      416,250
                                                                                               --------------
                                                                                                    1,756,175

Health Care (2.2%)
-------------------------------------------------------------------------------------------------------------
              500,000  Columbia/HCA Healthcare Corp. notes 7 1/4s, 2008                               489,315
              350,000  Columbia/HCA Healthcare Corp. notes 6.91s, 2005                                337,740
              190,000  Global Health Sciences 144A sr. notes 11s, 2008                                185,725
              220,000  Hudson Respiratory Care, Inc. 144A sr. sub. notes 9 1/8s, 2008                 221,650
              220,000  Integrated Health Services, Inc. sr. sub. notes Ser. A, 9 1/4s, 2008           225,500
              120,000  Paragon Corp. Holdings 144A sr. notes 9 5/8s, 2008                             115,200
              610,000  Paragon Health Networks, Inc. sr. sub. notes Ser. B, 9 1/2s, 2007              616,100
              305,000  Sun Healthcare Group Inc. 144A sr. sub. notes 9 1/2s, 2007                     306,525
                                                                                               --------------
                                                                                                    2,497,755

Hospital Management and Medical Services (0.1%)
-------------------------------------------------------------------------------------------------------------
              170,000  MedPartners, Inc. sr. notes 7 3/8s, 2006                                       153,483

Lodging (0.2%)
-------------------------------------------------------------------------------------------------------------
              250,000  Prime Hospitality Corp. sub. notes 9 3/4s, 2007                                267,500

Media (0.2%)
-------------------------------------------------------------------------------------------------------------
                4,871  Australis Media, Ltd. sr. disc. notes stepped-coupon 1 3/4s,
                         (15 3/4s 5/15/00), 2003 (Australia) (In Default) (STP) (PIK) (NON)               244
              250,000  Viacom International, Inc. sub. deb. 8s, 2006                                  257,500
                                                                                               --------------
                                                                                                      257,744

Medical Management (0.5%)
-------------------------------------------------------------------------------------------------------------
              520,000  Paracelsus Healthcare sr. sub. notes 10s, 2006                                 530,400

Medical Supplies and Devices (2.4%)
-------------------------------------------------------------------------------------------------------------
              500,000  Dade International, Inc. sr. sub. notes Ser. B, 11 1/8s, 2006                  566,250
              290,000  Fresenius Medical Care AG 144A company guaranty
                         7 7/8s, 2008 (Germany)                                                       285,650
            1,000,000  Graphic Controls Corp. sr. sub. notes Ser. A, 12s, 2005                      1,110,000
              210,000  Imagyn Medical Technologies, Inc. company guaranty
                         12 1/2s, 2004                                                                117,600
              280,000  Mediq, Inc. 144A sr. sub. notes 11s, 2008                                      285,600
              350,000  Wright Medical Technology, Inc. 144A notes Ser. C,
                         11 3/4s, 2000                                                                346,500
                                                                                               --------------
                                                                                                    2,711,600

Metals and Mining (0.4%)
-------------------------------------------------------------------------------------------------------------
               70,000  Acindar Industria Argentina de Aceros S.A. bonds
                         11 1/4s, 2004 (Argentina)                                                     71,750
              170,000  Continental Global Group sr. notes Ser. B, 11s, 2007                           179,350
              160,000  Lodestar Holding, Inc. 144A sr. notes 11 1/2s, 2005                            160,800
                                                                                               --------------
                                                                                                      411,900

Motion Picture Distribution (0.6%)
-------------------------------------------------------------------------------------------------------------
              230,000  AMC Entertainment, Inc. sr. sub. notes 9 1/2s, 2009                            235,750
              260,000  Cinemark USA, Inc. sr. sub. notes Ser. B, 9 5/8s, 2008                         270,400
              180,000  United Artists Theatre 144A sr. sub. notes 9 3/4s, 2008                        180,225
                                                                                               --------------
                                                                                                      686,375

Natural Gas (0.1%)
-------------------------------------------------------------------------------------------------------------
              110,000  Tokai Corp. 144A bonds FRB 9.98s, 2008                                         102,300

Networking (0.2%)
-------------------------------------------------------------------------------------------------------------
              270,000  IXC Communications, Inc. 144A sr. sub. notes 9s, 2008                          266,963

Oil and Gas (4.0%)
-------------------------------------------------------------------------------------------------------------
              145,000  Abraxas Petroleum Corp. Ser. D company guaranty
                         11 1/2s, 2004                                                                151,871
              180,000  American Eco Corp. 144A company guaranty 9 5/8s, 2008                          181,350
               40,000  Benton Oil & Gas Co. sr. notes 9 3/8s, 2007                                     39,200
               20,000  Chesapeake Energy Corp. 144A sr. notes 9 5/8s, 2005                             19,975
              250,000  Chesapeake Energy Corp. sr. notes 9 1/8s, 2006                                 245,000
              150,000  Coho Energy, Inc. sr. sub. notes 8 7/8s, 2007                                  141,000
              150,000  Michael Petroleum Corp. 144A sr. notes 11 1/2s, 2005                           148,125
              170,000  Northern Offshore 144A co. guaranty 10s, 2005                                  168,300
              100,000  Panaco, Inc. company guaranty Ser. B, 10 5/8s, 2004                            101,250
              120,000  Southwest Royalties, Inc. company guaranty 10 1/2s, 2004                       105,600
            2,300,000  Transamerican Energy sr. disc. notes stepped-coupon
                         Ser. B, zero % (13s, 6/15/99) 2002 (STP)                                   1,909,000
              780,000  Transamerican Energy sr. notes Ser. B, 11 1/2s, 2002                           748,800
              402,000  TransTexas Gas Corp. sr. sub. notes Ser. D, 13 3/4s, 2001                      446,220
                                                                                               --------------
                                                                                                    4,405,691

Paging (0.8%)
-------------------------------------------------------------------------------------------------------------
              440,000  Metrocall, Inc. sr. sub. notes 10 3/8s, 2007                                   453,200
              350,000  Mobile Telecommunications Tech. sr. notes 13 1/2s, 2002                        406,000
                                                                                               --------------
                                                                                                      859,200

Paper and Forest Products (2.1%)
-------------------------------------------------------------------------------------------------------------
              200,000  APP Finance II Mauritius Ltd. bonds 12s, (16s, 2/15/04)
                         2049 (Indonesia) (STP)                                                       144,000
              110,000  Florida Coast Paper LLC 1st mtge. Ser. B, 12 3/4s, 2003                        121,550
              185,000  Huntsman Packaging Corp. company guaranty 9 1/8s, 2007                         188,238
              250,000  Impac Group Inc. 144A sr. sub. notes 10 1/8s, 2008                             250,000
              420,000  Indah Kiat Financial Mauritius Ltd. company guaranty
                         10s, 2007 (Indonesia)                                                        294,000
              380,000  PT Pabrik Kertas Tjiwi Kimia company guaranty
                         10s, 2004 (Indonesia)                                                        266,000
               15,000  Repap New Brunswick sr. notes 10 5/8s, 2005 (Canada)                            15,469
               45,000  Repap New Brunswick 144A sr. notes 9s, 2004 (Canada)                            45,506
              150,000  Riverwood International Corp. company guaranty 10 7/8s, 2008                   152,250
              250,000  Riverwood International Corp. company guaranty
                         10 5/8s, 2007                                                                262,813
              300,000  Riverwood International Corp. company guaranty
                         10 1/4s, 2006                                                                309,000
              250,000  Stone Container Corp. sr. notes 12.58s, 2016                                   281,250
                                                                                               --------------
                                                                                                    2,330,076

Pharmaceuticals (0.4%)
-------------------------------------------------------------------------------------------------------------
              400,000  ICN Pharmaceuticals, Inc. 144A sr. notes 9 1/4s, 2005                          430,000

Photography (0.1%)
-------------------------------------------------------------------------------------------------------------
              100,000  Panavision Inc. 144A sr. disc. notes stepped-coupon zero %
                         (9 5/8s, 2/1/02) 2006 (STP)                                                   71,250

Publishing (0.2%)
-------------------------------------------------------------------------------------------------------------
              110,000  Perry-Judd 144A sr. sub. notes 10 5/8s, 2007                                   115,500
               60,000  Tri State Outdoor Media, Inc. 144A sr. sub. notes 11s, 2008                     61,068
               85,000  Von Hoffman Press Inc. 144A sr. sub. notes 10 3/8s, 2007                        91,375
                                                                                               --------------
                                                                                                      267,943

Railroads (0.2%)
-------------------------------------------------------------------------------------------------------------
              320,000  TFM S.A. de C.V. company guaranty stepped-coupon
                         zero %, (11 3/4s, 6/15/02) 2009 (Mexico) (STP)                               215,600

Recreation and Gaming (3.4%)
-------------------------------------------------------------------------------------------------------------
              250,000  Argosy Gaming Co. 1st mtge. 13 1/4s, 2004                                      281,875
              250,000  Aztar Corp. sr. sub. notes 13 3/4s, 2004                                       286,250
              155,000  Casino America, Inc. sr. notes 12 1/2s, 2003                                   174,375
              500,000  Coast Hotels & Casinos, Inc. company guaranty Ser. B,
                         13s, 2002                                                                    578,750
              321,183  Elsinore Corp. 144A exch. 1st mortgage 11 1/2s, 2000                           321,183
              380,000  Fitzgeralds Gaming Corp. 144A company guaranty
                         12 1/4s, 2004                                                                380,000
              120,000  Isle of Capri Black Hawk LLC 1st mortgage Ser. B, 13s, 2004                    123,000
              357,000  Louisiana Casino Cruises Corp. 1st mtge. 11 1/2s, 1998                         360,570
              225,000  Premier Parks, Inc.144A sr. disc. notes stepped-coupon
                         zero % (10s, 4/1/03) 2008 (STP)                                              143,438
              525,000  PRT Funding Corp. sr. notes 11 5/8s, 2004 (In Default) (NON)                   409,500
              250,000  Six Flags Corp. sr. notes 8 7/8s, 2006                                         252,500
              430,000  Trump Castle Funding 144A sub. notes 10 1/4s, 2003                             434,300
                                                                                               --------------
                                                                                                    3,745,741

Restaurants (0.2%)
-------------------------------------------------------------------------------------------------------------
              250,000  FRD Acquisition Co. sr. notes Ser. B, 12 1/2s, 2004                            273,750

Retail (1.3%)
-------------------------------------------------------------------------------------------------------------
              430,000  Amazon.com, Inc. 144A sr. disc. notes stepped-coupon
                         zero % (10s, 5/01/03) 2008 (STP)                                             264,450
              100,000  Color Spot Nurseries sr. sub. notes 10 1/2s, 2007                               95,000
               80,000  Guitar Center Management Co. 144A sr. notes 11s, 2006                           88,300
               90,000  Home Interiors & Gifts, Inc. 144A sr. sub. notes 10 1/8s, 2008                  90,900
              600,000  Mothers Work, Inc. sr. notes 12 5/8s, 2005                                     655,500
              100,000  NBTY Inc. 144A sr. sub. notes 8 5/8s, 2007                                     101,500
               95,000  William Carter Co. sr. sub. notes Ser. A, 10 3/8s, 2006                        101,650
                                                                                               --------------
                                                                                                    1,397,300

Satellite Services (1.7%)
-------------------------------------------------------------------------------------------------------------
              535,000  Echostar Satellite Broadcast Corp. sr. disc. notes stepped-
                         coupon zero % (13 1/8s, 3/15/00) 2004 (STP)                                  490,863
              190,000  Esat Holdings Ltd. 144A sr. notes stepped-coupon zero %
                         (12 1/2s, 2/01/02), 2007 (Ireland) (STP)                                     140,600
              500,000  Esat Telecom Group PLC sr. notes stepped-coupon zero %
                         (12 1/2s, 2/01/02), (Ireland) (STP)                                          370,000
              390,000  ICG Services, Inc. 144A sr. discount notes stepped-coupon
                         zero % (9 7/8s, 5/01/03) 2008 (STP)                                          241,313
              250,000  Iridium LLC/Capital Corp. company guaranty Ser. A, 13s, 2005                   268,750
              215,000  Iridium LLC/Capital Corp. company guaranty Ser. B, 14s, 2005                   239,725
               30,000  TCI Satellite Entertainment, Inc. sr. disc. notes stepped-
                         coupon zero % (12 1/4s, 2/102) 2007 (STP)                                     19,200
              120,000  TCI Satellite Entertainment Inc. sr. sub. notes 10 7/8s, 2007                  116,100
                                                                                               --------------
                                                                                                    1,886,551

Semiconductors (0.5%)
-------------------------------------------------------------------------------------------------------------
              486,398  Fairchild Semiconductor Corp. 144A sr. sub. notes
                         11.74s, 2008(PIK)                                                            498,741

Shipping (0.4%)
-------------------------------------------------------------------------------------------------------------
              190,000  Johnstown America Industries, Inc. company guaranty
                         Ser. C, 11 3/4s, 2005                                                        210,425
              120,000  MC Shipping, Inc. 144A sr. notes 11 1/4s, 2008                                 120,300
              110,000  Stena Line AB sr. notes 10 5/8s, 2008 (Sweden)                                 111,238
                                                                                               --------------
                                                                                                      441,963

Specialty Consumer Products (0.4%)
-------------------------------------------------------------------------------------------------------------
              220,000  Decora Industries, Inc. 144A sr. sec. notes 11s, 2005                          215,050
              210,000  Sovereign Specialty Chemical 144A company guaranty
                         Ser. A, 9 1/2s, 2007                                                         218,400
                                                                                               --------------
                                                                                                      433,450

Steel (0.4%)
-------------------------------------------------------------------------------------------------------------
              250,000  Hylsa S.A. de C.V. 144A bonds 9 1/4s, 2007 (Mexico)                            243,125
              160,000  WHX Corp. 144A sr. notes 10 1/2s, 2005                                         164,000
                                                                                               --------------
                                                                                                      407,125

Telecommunications (9.2%)
-------------------------------------------------------------------------------------------------------------
              385,000  21st Century Telecom Group 144A sr. disc. notes stepped-
                         coupon zero % (12 1/4s, 2/15/03) 2008 (STP)                                  219,450
              500,000  Barak I.T.C. sr. disc. notes stepped-coupon Ser. B, zero %
                         (12 1/2s, 11/15/02) 2007 (STP)                                               300,000
               85,000  Consorcio Ecuatoiano notes 14s, 2002 (Ecuador)                                  83,300
              480,000  Econophone, Inc. 144A notes stepped-coupon zero %
                         (11s, 2/15/03) 2008 (STP)                                                    278,400
              200,000  Esprit Telecom Group PLC sr. notes 11 1/2s, 2007
                         (United Kingdom)                                                             212,000
              800,000  Focal Communications Corp. 144A sr. disc. notes
                         stepped-coupon zero % (12 1/8s, 2/15/03) 2008 (STP)                          480,000
              930,000  Global Crossing Holdings 144A sr. notes 9 5/8s, 2008                           957,900
            1,250,000  GST Telecommunications, Inc. company guaranty stepped-
                         coupon zero % (13 7/8s, 12/15/00) 2005 (STP)                                 987,500
              140,000  Hyperion Telecommunication, Inc. sr. disc. notes stepped-
                         coupon Ser. B, zero % (13s, 4/15/01) 2003 (STP)                              102,900
              300,000  Hyperion Telecommunication, Inc. sr. notes Ser. B,
                         12 1/4s, 2004                                                                329,250
              300,000  ICG Holdings, Inc. sr. disc. notes stepped-coupon zero %
                         (13 1/2s, 9/15/00) 2005 (STP)                                                255,750
              145,000  Intermedia Communications, Inc. sr. notes Ser. B, 8 7/8s, 2007                 148,625
              290,000  Intermedia Communications, Inc. 144A sr. notes 8.6s, 2008                      291,813
              450,000  Intermedia Communications, Inc. sr. notes Ser. B, 8 1/2s, 2008                 452,250
            1,200,000  International Cabletel, Inc. sr. notes stepped-coupon
                         Ser. B, zero % (11 1/2s, 2/01/01) 2006 (STP)                                 984,000
              360,000  International Wireless Communications, Inc. sr. disc. notes
                         zero %, 2001                                                                 124,200
              100,000  Ionica Group PLC sr. notes 13 1/2s, 2006 (United Kingdom)                       63,000
              143,000  ITC Deltacom, Inc. sr. notes 11s, 2007                                         163,020
              700,000  Knology Holdings Inc. sr. disc. notes stepped-coupon zero %
                         (11 7/8s, 10/15/02) 2007 (STP)                                               410,375
              100,000  L-3 Communications Corp. sr. sub. notes 8 1/2s, 2008                           100,250
              130,000  L-3 Communications Corp. sr. sub. notes Ser. B, 10 3/8s, 2007                  143,650
              120,000  MetroNet Communications Corp. sr. disc. notes stepped-
                         coupon zero % (10 3/4s, 11/1/02), 2007 (Canada) (STP)                         80,400
              150,000  Microcell Telecommunications sr. disc. notes stepped-coupon
                         Ser. B, zero % (14s, 12/1/01), 2006 (Canada) (STP)                           111,000
              500,000  Primus Telecom Group sr. notes 11 3/4s, 2004                                   537,500
              160,000  Primus Telecom Group 144A sr. notes 9 7/8s, 2008                               158,400
              240,000  PSINet, Inc. 144A sr. notes 10s, 2005                                          243,600
              200,000  RSL Communications, Ltd. 144A sr. disc. notes stepped-
                         coupon zero % (10 1/8s, 3/1/03) 2008 (STP)                                   122,500
              130,000  RSL Communications, Ltd. 144A sr. notes 9 1/8s, 2008                           128,050
              190,000  Supercanal Holdings S.A. 144A sr. notes 11 1/2s,
                         2005 (Argentina)                                                             186,200
              130,000  Telecom Tech, Inc. 144A sr. sub. notes 9 3/4s, 2008                            131,300
              560,000  Teligent, Inc. sr. notes 11 1/2s, 2007                                         569,800
              150,000  USN Communications, Inc. sr. disc. notes stepped-coupon
                         Ser. B, zero % (14 5/8s, 8/15/00) 2004 (STP)                                 118,500
              320,000  WinStar Communications, Inc. sr. sub. notes 15s, 2007                          412,800
              170,000  WinStar Communications, Inc. 144A sr. sub. notes 11s, 2008                     163,625
              170,000  WinStar Equipment Corp. company guaranty 12 1/2s, 2004                         190,400
                                                                                               --------------
                                                                                                   10,241,708

Telephone Services (2.5%)
-------------------------------------------------------------------------------------------------------------
              280,000  BTI Telecom Corp. sr. notes 10 1/2s, 2007                                      289,450
              200,000  Colt Telecom Group PLC sr. disc. notes stepped-coupon
                         zero % (12s, 12/15/01), 2006 (United Kingdom) (STP)                          158,000
              160,000  E. Spire Communications, Inc. sr. notes 13 3/4s, 2007                          184,000
              140,000  Facilicom International 144A sr. notes 10 1/2s, 2008                           139,300
              850,000  Ionica Group PLC sr. disc. notes stepped-coupon zero %
                         (15s, 5/1/02), 2007 (United Kingdom) (STP)                                   221,000
              130,000  Level 3 Communication, Inc. 144A sr. notes 9 1/8s, 2008                        126,750
               80,000  MJD Communications Inc. 144A notes FRN, 10s, 2008                               80,700
               75,000  MJD Communications Inc. 144A sr. sub. notes 9 1/2s, 2008                        76,313
              430,000  NEXTLINK Communications, Inc. 144A sr. disc. notes
                         stepped-coupon zero %, (9.45s, 4/15/03) 2008 (STP)                           262,300
              430,000  NTL Inc. sr. notes Ser. B, 10s, 2007 (United Kingdom)                          460,100
              540,000  RCN Corp. sr. disc. notes stepped-coupon zero % (11 1/8s,
                         10/15/02) 2007 (STP)                                                         355,050
              370,000  RCN Corp. 144A sr. disc. notes stepped-coupon zero %
                         (9.8s, 2/15/03) 2008 (STP)                                                   233,100
              100,000  Transtel S.A. 144A pass through certificates 12 1/2s,
                         2007 (Colombia)                                                               94,000
              110,000  Vialog Corp. company guaranty 12 3/4s, 2001                                    115,500
                                                                                               --------------
                                                                                                    2,795,563

Textiles (0.6%)
-------------------------------------------------------------------------------------------------------------
              200,000  Polymer Group, Inc. company guaranty Ser. B, 9s, 2007                          205,000
               90,000  Polymer Group, Inc. 144A sr. sub. notes 8 3/4s, 2008                            90,900
              350,000  Polysindo Inernational Eka company guaranty 13s, 2001
                         (Indonesia)                                                                  178,500
              330,000  Polysindo International Finance company guaranty
                         11 3/8s, 2006 (Indonesia)                                                    158,400
              200,000  Polysindo International Finance company guaranty 9 3/8s,
                         2007 (Indonesia)                                                              86,000
                                                                                               --------------
                                                                                                      718,800

Transportation (0.3%)
-------------------------------------------------------------------------------------------------------------
              290,000  Kitty Hawk, Inc. company guaranty 9.95s, 2004                                  304,500

Wireless Communications (0.9%)
-------------------------------------------------------------------------------------------------------------
              140,000  CTI Holdings S.A. 144A sr. notes stepped-coupon zero %
                          (11 1/2s, 4/15/03) 2008 (STP)                                                80,150
              200,000  Orbital Imaging Corp. 144A sr. notes 11 5/8s, 2005                             207,000
              300,000  Paging Network Do Brasil sr. notes 13 1/2s, 2005 (Brazil)                      286,500
              115,000  Telesystem International Wireless Inc. sr. disc. notes stepped-
                         coupon Ser. C, zero % (10 1/2s, 11/1/02) 2007 (STP)                           69,000
              650,000  Teligent, Inc. 144A sr. disc. notes stepped-coupon zero %
                         (11 1/2s, 3/1/03) 2008 (STP)                                                 357,500
                                                                                               --------------
                                                                                                    1,000,150
                                                                                               --------------
                       Total Corporate Bonds and Notes  (cost $80,834,652)                      $  82,847,266

PREFERRED STOCKS (7.4%) (a)
NUMBER OF SHARES                                                                                        VALUE

Apparel (--%)
-------------------------------------------------------------------------------------------------------------
                   52  Anvil Holdings Ser. B, $3.25 pfd (PIK)                                   $       1,325

Banks (0.3%)
-------------------------------------------------------------------------------------------------------------
                6,240  Chevy Chase Capital Corp. Ser. A, $5.188 pfd. (PIK)                            340,080

Broadcasting (1.5%)
-------------------------------------------------------------------------------------------------------------
                1,330  Capstar Broadcasting Inc. 144A $12.00 pfd.                                     156,608
                2,237  Citadel Broadcasting Inc. 144A $13.25 cum. pfd. (PIK)                          276,270
                  281  Granite Broadcasting 144A $12.75 pfd. (PIK)                                    319,638
                3,444  SFX Broadcasting, Inc. Ser. E, $12.625 pfd. (PIK)                              406,392
                  531  Spanish Broadcasting Systems $14.25 cum. pfd. (PIK)                            557,550
                                                                                               --------------
                                                                                                    1,716,458

Building and Construction (0.6%)
-------------------------------------------------------------------------------------------------------------
                6,062  CSC Holdings Inc. Ser. M, $11.125 cum. pfd. (PIK)                              700,161

Cable Television (0.4%)
-------------------------------------------------------------------------------------------------------------
               33,000  Diva Systems Corp. Ser. C, $6.00 pfd.                                          429,000

Cellular Communications (1.7%)
-------------------------------------------------------------------------------------------------------------
                  215  Dobson Communications 144A $12.25 pfd. (PIK)                                   236,500
                6,389  Nextlink Communications, Inc. 144A $7.00 pfd.                                  380,146
                1,097  NEXTEL Communications, Inc. Ser. D, $13.00 cum. pfd. (PIK)                   1,247,838
                                                                                               --------------
                                                                                                    1,864,484

Electric Utilities (--%)
-------------------------------------------------------------------------------------------------------------
                  177  El Paso Electric Co. $11.40 cum. pfd. (PIK)                                     19,293

Food Chains (0.3%)
-------------------------------------------------------------------------------------------------------------
                4,688  AmeriKing, Inc. $3.25 pfd. (PIK)                                               126,576
                1,700  Nebco Evans Holding Co. 144A $11.25 pfd. (PIK)                                 173,400
                                                                                               --------------
                                                                                                      299,976

Health Care (0.2%)
-------------------------------------------------------------------------------------------------------------
              260,000  Fresenius Medical Care AG Ser. D, $9.00 pfd. (Germany)                         271,700

Insurance (0.4%)
-------------------------------------------------------------------------------------------------------------
               14,500  CGA Group Ltd. 144A Ser. A, $13.75 pfd. (PIK)                                  391,500

Publishing (0.1%)
-------------------------------------------------------------------------------------------------------------
                2,020  Von Hoffman Corp. 144A $13.50 pfd.                                              66,660

Satellite Services (--%)
-------------------------------------------------------------------------------------------------------------
                    4  Echostar Communications, Inc. $12.125 pfd.                                       4,510

Telecommunications (1.7%)
-------------------------------------------------------------------------------------------------------------
                  640  Intermedia Communication Ser. B, $13.50 pfd.                                   771,200
                  240  Hyperion Telecommunications Ser. B, $12.875 pfd. (PIK)                         261,600
                  387  IXC Communications, Inc. $12.50 pfd. (PIK)                                     445,050
                  330  Winstar Communications. Inc. 144A $14.25 cum. pfd. (PIK)                       392,700
                                                                                               --------------
                                                                                                    1,870,550

Telephone Services (0.2%)
-------------------------------------------------------------------------------------------------------------
                  212  E. Spire Communications, Inc. pfd. (12.75%) (PIK)                              241,680
                                                                                               --------------
                       Total Preferred Stocks  (cost $7,422,851)                                $   8,217,377

UNITS (7.5%) (a)
NUMBER OF UNITS                                                                                         VALUE
-------------------------------------------------------------------------------------------------------------
                  220  21st Century Telecom Group units cum. pfd. 13 3/4s 2010 (PIK)            $     240,900
                  700  Allegiance Telecom, Inc. units stepped-coupon zero %
                         (11 3/4s, 2/15/03) 2008 (STP)                                                388,500
                  180  American Mobile Satellite Corp. units 12 1/4s, 2008                            181,800
                  550  Australis Media, Ltd. units stepped-coupon zero % (15 3/4s,
                         5/15/00), 2003 (Australia) (In Default) (STP) (NON)                           27,500
                  170  Bestel S.A.de C.V. units, stepped-coupon zero %
                         (12 3/4s, 5/15/01) 2005 (STP)                                                116,450
                   70  Celcaribe S.A. 144A units 13 1/2s, 2004 (Columbia)                           1,480,500
                  300  Club Regina, Inc. 144A units 13s, 2004                                         324,000
                  640  Covad Communications Group 144A units, stepped-
                         coupon zero % (13.5s, 3/15/03) 2008 (STP)                                    344,000
                  620  Diva Systems Corp. 144A units stepped-coupon zero %
                         (12 5/8s, 3/1/03) 2008 (STP)                                                 328,600
                  730  DTI Holdings Inc. units stepped-coupon zero % (12 1/2s,
                         3/1/03) 2008 (STP)                                                           416,100
                  610  Firstworld Communication 144A units zero % (13s,
                         4/15/03) 2008 (STP)                                                          305,000
                  800  KMC Telecom Holdings, Inc. units stepped-coupon zero %
                         (12 1/2s, 2/15/03) 2008 (STP)                                                478,000
                  450  Long Distance International Inc. 144A units 12 1/4s, 2008                      459,000
                  240  Mediq 144A units, stepped-coupon zero % (13.0s,
                         6/1/03) 2009 (STP)                                                           128,400
                  100  Onepoint Communications, Inc. units 14 1/2s, 2008                               99,750
                  320  Pathnet, Inc. 144A units 12 1/4s, 2008                                         348,800
                  365  Rhythms Netcon 144A units zero % (13.5s, 5/15/03) 2008 (STP)                   178,850
                  500  Signature Brands USA, Inc. units 13s, 2002                                     565,000
                  170  Stone Container Corp. units sr. sub. 12 1/4s, 2002                             175,313
                  280  Transamerican Refining units 16s, 2003                                         294,000
                  180  Versatel Telecom units 13 1/4s, 2008                                           186,300
                  725  Viatel, Inc. units, stepped-coupon zero % (12 1/2s,
                         4/15/03) 2008 (STP)                                                          431,375
                  300  Wireless One, Inc. units stepped-coupon zero % (13 1/2s,
                         8/1/01) 2006 (STP)                                                            30,000
                  450  XCL Ltd units sr. sec. notes 13 1/2s, 2004                                     517,500
                2,950  XCL Ltd. 144A units c.v. cum. pfd. 9 1/2s, 2006 (PIK)                          336,300
                                                                                               --------------
                       Total Units  (cost $8,060,405)                                           $   8,381,938

CONVERTIBLE BONDS AND NOTES (3.2%) (a)
PRINCIPAL AMOUNT                                                                                        VALUE
-------------------------------------------------------------------------------------------------------------
          $   650,000  Argosy Gaming cv. sub. notes 12s, 2001                                   $     641,875
              550,000  APP Global Finance (V) Ltd. 144A cv. sec. 2s, 2000
                         (United Kingdom)                                                             475,750
              275,000  Corporate Express, Inc. cv. notes 4 1/2s, 2000                                 253,000
              500,000  Exide Corp. 144A cv. sr. sub. notes 2.9s, 2005                                 322,500
              140,000  GST Telecommunications, Inc. cv. sr. disc. notes stepped-
                         coupon zero % (13 7/8s, 12/15/00) 2005 (STP)                                 222,600
              200,000  Integrated Device Technology, Inc. cv. sub. notes 5 1/2s, 2002                 172,250
              100,000  National Semiconductor Corp. 144A cv. deb. 6 1/2s, 2002                         93,375
              350,000  Polymax 144A cv. notes 2s, 2006                                                187,250
              800,000  WinStar Communications. Inc. 144A cv. sr. disc. notes
                         stepped-coupon zero % (14s, 10/15/00) 2005 (STP)                           1,176,000
                                                                                               --------------
                       Total Convertible Bonds and Notes  (cost $2,941,036)                     $   3,544,600

COMMON STOCKS (1.8%) (a)
NUMBER OF SHARES                                                                                        VALUE
-------------------------------------------------------------------------------------------------------------
                6,950  American Mobile Satellite Corp. (NON)                                    $      79,925
                  100  AmeriKing, Inc. (NON)                                                            5,000
                1,800  Axia Holding Corp. 144A (NON)                                                  144,000
               10,520  CellNet Data Systems, Inc. (NON)                                               106,515
               10,124  Chesapeake Energy Corp. (NON)                                                   43,660
                4,500  Exide Corp.                                                                     81,281
                3,333  Finlay Enterprises, Inc.                                                        85,408
                1,000  French Fragrances Inc. (NON)                                                    17,188
                2,426  Hedstrom Holdings, Inc. 144A                                                     3,033
               13,019  NEXTEL Communications, Inc. Class A (NON)                                      306,760
                  150  Paging Do Brazil Holdings Co., LLC Class B (Brazil)                                  2
                  303  PMI Holdings Corp. (NON)                                                       151,500
                  244  Premium Holdings L.P. 144A (NON)                                                   978
               57,579  PSF Holdings LLC Class A (acquired on 3/15/95,
                         cost $1,982,405) (NON) (RES)                                               1,008,784
               12,750  Specialty Foods Corp. (NON)                                                      1,275
                                                                                               --------------
                       Total Common Stocks  (cost $2,728,617)                                   $   2,035,309

WARRANTS (0.8%) (a) (NON)                                                         EXPIRATION
NUMBER OF WARRANTS                                                                DATE                  VALUE
-------------------------------------------------------------------------------------------------------------
               25,000  Becker Gaming Corp. 144A                                   11/15/00      $         250
                4,550  Capital Gaming International, Inc.                         2/1/99                  182
                1,490  Cellnet Data Systems, Inc.                                 6/15/00              81,950
               14,500  CGA Group Ltd. 144A                                        1/1/04                  145
                  200  Colt Telecommunications Group PLC                          12/31/06             27,000
                  250  Comunicacion Cellular 144A (Colombia)                      11/15/20             17,500
                   70  Concentric Network Corp.                                   12/15/07              6,650
                2,902  Consorcio Ecuatoriano 144A                                 10/1/00               1,451
                  190  Esat Holdings, Inc. (Ireland)                              2/1/07                6,650
                  500  Fitzgerald Gaming Co. 144A                                 3/15/99                  50
                8,269  Fitzgerald Gaming Co.                                      3/15/99                  83
                  270  Hyperion Telecommunications 144A                           4/15/01              28,890
                6,691  Intelcom Group 144A                                        10/15/05            214,112
                  450  Intermedia Communications, Inc.                            6/1/00               60,750
                  200  International Wireless Communications
                         Holdings 144A                                            8/15/01                 200
                1,250  Iridium World Com 144A                                     7/15/05             275,000
                  700  Knology Holdings, Inc. 144A                                10/15/07                350
                  492  Louisiana Casino Cruises, Inc. 144A                        12/1/98              26,076
                  815  McCaw International Ltd.                                   4/15/07                 245
                  500  NEXTEL Communications Inc.                                 1/1/99                  530
                  200  Orbital Imaging Corp.                                      3/1/05               10,000
                6,900  Pagemart, Inc. 144A                                        12/31/03             51,750
                  215  Spanish Broadcasting Systems 144A                          6/30/99              44,075
                  155  Sterling Chemicals Holdings                                8/15/08               3,720
                1,045  UIH Australia/Pacific, Inc. 144A                           5/15/06              15,675
                  210  Urohealth Systems Inc.                                     4/10/04                   2
                1,500  USN Communications Inc.                                    8/15/00              25,500
                  110  Vialog Corp.                                               11/15/01              6,600
                  101  Wright Medical Technology, Inc. 144A                       6/30/03              10,064
                                                                                               --------------
                       Total Warrants  (cost $528,722)                                          $     915,450

FOREIGN GOVERNMENT BONDS AND NOTES (0.8%) (a)
PRINCIPAL AMOUNT                                                                                        VALUE
-------------------------------------------------------------------------------------------------------------
          $   410,000  Korea (Republic of) unsub. 8 7/8s, 2008                                  $     382,325
              920,000  Russia (Government of) deb. principal loans FRB
                         6.719s, 2020 (POR)                                                           511,704
                                                                                               --------------
                       Total Foreign Government Bonds and Notes
                         (cost $904,535)                                                        $     894,029

CONVERTIBLE PREFERRED STOCKS (0.1%) (a) (cost $59,750)
NUMBER OF SHARES                                                                                        VALUE
-------------------------------------------------------------------------------------------------------------
                1,195  Chesapeake Energy Corp. 144A $3.50 cv. cum. pfd.                         $      54,970

SHORT-TERM INVESTMENTS (2.9%) (a) (cost $3,201,467)
PRINCIPAL AMOUNT                                                                                        VALUE
-------------------------------------------------------------------------------------------------------------
          $ 3,200,000  Interest in $453,400,000 joint repurchase agreement dated May 29, 1998 with First Boston due
                         June 1, 1998 with respect to various U.S. Treasury
                         obligations -- maturity value of $3,201,467 for an
                         effective yield of 5.50%                                              $    3,201,467
-------------------------------------------------------------------------------------------------------------
                       Total Investments (cost $106,682,035) (b)                               $  110,092,406
-------------------------------------------------------------------------------------------------------------

(a)   Percentages indicated are based on net assets of $111,332,937.

(b)   The aggregate identified cost on a tax basis is $106,682,748,resulting in gross unrealized appreciation and depreciation of $7,678,175 and $4,268,517, respectively, or net unrealized appreciation of
      $3,409,658.

(NON) Non-income-producing security.

(STP) The interest rate and date shown parenthetically represent the new interest rate to be paid and the date the fund will begin receiving interest at this rate.

(POR) A portion of the income will be received in additional securities.

(RES) Restricted, excluding 144A securities, as to public resale. The total market value of restricted securities held at May 31, 1998 was $1,008,784 or 0.9% of net assets.

(PIK) Income may be received in cash or additional securities at the discretion of the issuer.

      144A after the name of a security represents those exempt from registration under Rule 144A of the
      Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.

      The rates shown on Floating Rate Bonds (FRB) and Floating Rate Notes (FRN) are the current interest rates shown at May 31, 1998, which are subject to change based on the terms of the security.

      The accompanying notes are an integral part of these financial statements.





Statement of assets and liabilities
May 31, 1998

Assets
---------------------------------------------------------------------------------------------------
Investments in securities, at value
(identified cost $106,682,035) (Note 1)                                                $110,092,406
---------------------------------------------------------------------------------------------------
Cash                                                                                      1,145,841
---------------------------------------------------------------------------------------------------
Dividends, interest and other receivables                                                 2,038,153
---------------------------------------------------------------------------------------------------
Receivable for securities sold                                                              728,470
---------------------------------------------------------------------------------------------------
Unamortized organization expenses (Note 1)                                                      384
---------------------------------------------------------------------------------------------------
Total assets                                                                            114,005,254

Liabilities
---------------------------------------------------------------------------------------------------
Payable to subcustodian (Note 2)                                                            465,270
---------------------------------------------------------------------------------------------------
Distributions payable to shareholders                                                       862,463
---------------------------------------------------------------------------------------------------
Payable for securities purchased                                                          1,052,801
---------------------------------------------------------------------------------------------------
Payable for compensation of Manager (Note 2)                                                209,432
---------------------------------------------------------------------------------------------------
Payable for investor servicing and custodian fees (Note 2)                                   28,494
---------------------------------------------------------------------------------------------------
Payable for compensation of Trustees (Note 2)                                                 7,381
---------------------------------------------------------------------------------------------------
Payable for administrative services (Note 2)                                                  1,107
---------------------------------------------------------------------------------------------------
Other accrued expenses                                                                       45,369
---------------------------------------------------------------------------------------------------
Total liabilities                                                                         2,672,317
---------------------------------------------------------------------------------------------------
Net assets                                                                             $111,332,937

Represented by
---------------------------------------------------------------------------------------------------
Paid-in capital (Note 1)                                                               $105,946,586
---------------------------------------------------------------------------------------------------
Undistributed net investment income (Note 1)                                                713,405
---------------------------------------------------------------------------------------------------
Accumulated net realized gain on investments (Note 1)                                     1,262,575
---------------------------------------------------------------------------------------------------
Net unrealized appreciation of investments                                                3,410,371
---------------------------------------------------------------------------------------------------
Total -- Representing net assets applicable to
capital shares outstanding                                                             $111,332,937

Computation of net asset value
---------------------------------------------------------------------------------------------------
Net asset value per share ($111,332,937 divided by 7,507,107 shares)                         $14.83
---------------------------------------------------------------------------------------------------

The accompanying notes are an integral part of these financial statements.





Statement of operations
Year ended May 31, 1998

Investment income:
--------------------------------------------------------------------------------------------------
Dividends                                                                              $   987,310
--------------------------------------------------------------------------------------------------
Interest income (net of foreign tax of $6,875)                                          10,943,322
--------------------------------------------------------------------------------------------------
Total investment income                                                                 11,930,632

Expenses:
--------------------------------------------------------------------------------------------------
Compensation of Manager (Note 2)                                                           828,288
--------------------------------------------------------------------------------------------------
Investor servicing and custodian fees (Note 2)                                             187,382
--------------------------------------------------------------------------------------------------
Compensation of Trustees (Note 2)                                                           13,165
--------------------------------------------------------------------------------------------------
Administrative services (Note 2)                                                             6,705
--------------------------------------------------------------------------------------------------
Amortization of organization expenses (Note 1)                                               5,976
--------------------------------------------------------------------------------------------------
Reports to shareholders                                                                     26,650
--------------------------------------------------------------------------------------------------
Registration fees                                                                               75
--------------------------------------------------------------------------------------------------
Auditing                                                                                    37,665
--------------------------------------------------------------------------------------------------
Legal                                                                                       18,132
--------------------------------------------------------------------------------------------------
Postage                                                                                     10,501
--------------------------------------------------------------------------------------------------
Exchange listing fees                                                                       17,518
--------------------------------------------------------------------------------------------------
Other                                                                                       16,993
--------------------------------------------------------------------------------------------------
Total expenses                                                                           1,169,050
--------------------------------------------------------------------------------------------------
Expense reduction (Note 2)                                                                 (45,996)
--------------------------------------------------------------------------------------------------
Net expenses                                                                             1,123,054
--------------------------------------------------------------------------------------------------
Net investment income                                                                   10,807,578
--------------------------------------------------------------------------------------------------
Net realized gain on investments (Notes 1 and 3)                                         5,444,693
--------------------------------------------------------------------------------------------------
Net unrealized depreciation of investments during the year                                (287,467)
--------------------------------------------------------------------------------------------------
Net gain on investments                                                                  5,157,226
--------------------------------------------------------------------------------------------------
Net increase in net assets resulting from operations                                   $15,964,804
--------------------------------------------------------------------------------------------------

The accompanying notes are an integral part of these financial statements.





Statement of changes in net assets

                                                                                           Year ended May 31
                                                                                      --------------------------------
                                                                                               1998               1997
----------------------------------------------------------------------------------------------------------------------
Increase in net assets
----------------------------------------------------------------------------------------------------------------------
Operations:
----------------------------------------------------------------------------------------------------------------------
Net investment income                                                                  $ 10,807,578       $ 10,073,281
----------------------------------------------------------------------------------------------------------------------
Net realized gain on investments                                                          5,444,693          2,080,249
----------------------------------------------------------------------------------------------------------------------
Net unrealized appreciation (depreciation) of investments                                  (287,467)            84,513
----------------------------------------------------------------------------------------------------------------------
Net increase in net assets resulting from operations                                     15,964,804         12,238,043
----------------------------------------------------------------------------------------------------------------------
Distributions to shareholders:
----------------------------------------------------------------------------------------------------------------------
From net investment income                                                              (10,321,574)       (10,013,933)
----------------------------------------------------------------------------------------------------------------------
Total increase in net assets                                                              5,643,230          2,224,110

Net assets
----------------------------------------------------------------------------------------------------------------------
Beginning of year                                                                       105,689,707        103,465,597
----------------------------------------------------------------------------------------------------------------------
End of year (including and undistributed net investment
income of $713,405 and $149,955, respectively)                                         $111,332,937       $105,689,707

Number of fund shares
----------------------------------------------------------------------------------------------------------------------
Shares outstanding at beginning and end of year                                           7,507,107          7,507,107
----------------------------------------------------------------------------------------------------------------------

The accompanying notes are an integral part of these financial statements.





Financial highlights
(For a share outstanding throughout the period)

------------------------------------------------------------------------------------------------------------------------------------

                                                                                                               For the period
Per-share                                                                                                       June 25, 1993+
operating performance                                                   Year ended May 31                           to May 31
------------------------------------------------------------------------------------------------------------------------------------
                                                     1998             1997             1996             1995             1994
------------------------------------------------------------------------------------------------------------------------------------
Net asset value,
beginning of period                                $14.08           $13.78           $13.04           $13.40           $14.01(c)
------------------------------------------------------------------------------------------------------------------------------------
Investment operations
------------------------------------------------------------------------------------------------------------------------------------
Net investment income                                1.44             1.34             1.27             1.32             1.23
------------------------------------------------------------------------------------------------------------------------------------
Net realized and unrealized
gain (loss) on investments                            .69              .29              .79             (.36)            (.59)
------------------------------------------------------------------------------------------------------------------------------------
Total from
investment operations                                2.13             1.63             2.06              .96              .64
------------------------------------------------------------------------------------------------------------------------------------
Less distributions:
------------------------------------------------------------------------------------------------------------------------------------
From net
investment income                                   (1.38)           (1.33)           (1.30)           (1.32)           (1.22)
------------------------------------------------------------------------------------------------------------------------------------
In excess of net
investment income                                      --               --             (.02)              --             (.03)
------------------------------------------------------------------------------------------------------------------------------------
Total distributions                                 (1.38)           (1.33)           (1.32)           (1.32)           (1.25)
------------------------------------------------------------------------------------------------------------------------------------
Net asset value,
end of period                                      $14.83           $14.08           $13.78           $13.04           $13.40
------------------------------------------------------------------------------------------------------------------------------------
Market value,
end of period                                     $15.375          $14.375          $13.750          $13.125          $13.375
------------------------------------------------------------------------------------------------------------------------------------

Ratios and supplemental data
------------------------------------------------------------------------------------------------------------------------------------
Total investment return
at market value (%)(a)                              16.96            14.88            15.30             9.20            (2.52)*
------------------------------------------------------------------------------------------------------------------------------------
Net assets, end of period
(in thousands)                                   $111,333         $105,690         $103,466          $97,901         $100,615
------------------------------------------------------------------------------------------------------------------------------------
Ratio of expenses to
average net assets (%)(b)                            1.05             1.06             1.04             1.00             1.00*
------------------------------------------------------------------------------------------------------------------------------------
Ratio of net investment income
to average net assets (%)                            9.75             9.70             9.49            10.32             8.82*
------------------------------------------------------------------------------------------------------------------------------------
Portfolio turnover (%)                              85.45            62.57            74.70           103.91            80.21*
------------------------------------------------------------------------------------------------------------------------------------

  + Commencement of operations.

  * Not annualized.

(a) Total investment return assumes dividend reinvestment and does not reflect the effect of sales charges.

(b) The ratio of expenses to average net assets for the period ended May 31, 1996, and thereafter, includes amounts paid through expense offset arangements.  Prior period ratios exclude these amounts. (Note 2)

(c) Represents initial net asset value of $14.07 less offering expenses of approximately $0.06.




Notes to financial statements
May 31, 1998

Note 1
Significant accounting policies

Putnam Managed High Yield Trust (the "fund") is registered under the Investment Company Act of 1940, as amended, as a non-diversified, closed-end management investment company. The fund's investment objective is to seek high current income. The fund intends to achieve its objective by investing in high yielding income securities.

The following is a summary of significant accounting policies consistently followed by the fund in the preparation of its financial statements. The preparation of financial statements is in conformity with generally accepted accounting principles and requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities. Actual results could differ from those estimates.

A) Security valuation Investments for which market quotations are readily available are stated at market value, which is determined using the last reported sale price, or, if no sales are reported -- as in the case of some securities traded over-the-counter -- the last reported bid price. Short-term investments having remaining maturities of 60 days or less are stated at amortized cost, which approximates market value, and other investments, including restricted securities are stated at fair value following procedures approved by the Trustees. Market quotations are not considered to be readily available for certain long-term corporate bonds and notes; such investments are stated at fair value on the basis of valuations furnished by a pricing service, approved by the Trustees, or dealers which determines valuations for normal, institutional-size trading units of such securities using methods based on market transactions for comparable securities and various relationships between securities which are generally recognized by institutional traders.

B) Joint trading account Pursuant to an exemptive order issued by the Securities and Exchange Commission, the fund may transfer uninvested cash balances into a joint trading account along with the cash of other registered investment companies and certain other accounts managed by Putnam Investment Management, Inc. ("Putnam Management"), the fund's Manager, a wholly-owned subsidiary of Putnam Investments, Inc.. These balances may be invested in one or more repurchase agreements and/or short-term money market instruments.

C) Repurchase agreements The fund, or any joint trading account, through its custodian, receives delivery of the underlying securities, the market value of which at the time of purchase is required to be in an amount at least equal to the resale price, including accrued interest. Putnam Management is responsible for determining that the value of these underlying securities is at all times at least equal to the resale price, including accrued interest.

D) Security transactions and related investment income Security transactions are accounted for on the trade date (date the order to buy or sell is executed). Interest income is recorded on the accrual basis. Dividend income is recorded on the ex-dividend date. Discounts on zero coupon bonds, original issue discount bonds, stepped-coupon bonds and payment in kind bonds are accreted according to the yield-to-maturity basis.

E) Federal taxes It is the policy of the fund to distribute all of its taxable income within the prescribed time and otherwise comply with the provisions of the Internal Revenue Code applicable to regulated investment companies. It is also the intention of the fund to distribute an amount sufficient to avoid imposition of any excise tax under Section 4982 of the Internal Revenue Code of 1986, as amended. Therefore, no provision has been made for federal taxes on income, capital gains or unrealized appreciation on securities held nor for excise tax on income and capital gains.

F) Distributions to shareholders Distributions to shareholders from net investment income are recorded by the fund on the ex-dividend date. Capital gain distributions, if any, are recorded on the ex-dividend date and paid at least annually.

The amount and character of income and gains to be distributed are determined in accordance with income tax regulations which may differ from generally accepted accounting principles. These differences include temporary and permanent differences of interest on payment-in-kind securities, defaulted bond interest, prior year straddle less deferral and market discount. Reclassifications are made to the fund's capital accounts to reflect income and gains available for distribution (or available capital loss carryovers) under income tax regulations. For the year ended May 31, 1998, the fund reclassified $77,446 to increase undistributed net investment income and $211,485 to increase paid-in-capital, with a decrease to accumulated net realized gains of $288,931. The calculation of net investment income per share in the financial highlights table excludes these adjustments.

G) Unamortized organization expenses Expenses incurred by the fund in connection with its organization, its registration with the Securities and Exchange Commission and with various states and the initial public offering of its shares were $29,884. These expenses are being amortized on a straight line basis over a five-year period.

Note 2
Management fee, administrative
services, and other transactions

Compensation of Putnam Management, for management and investment advisory services is paid quarterly based on the average net assets of the fund. Such fee is based on the following annual rates: 0.75% of the first $500 million of average net assets, 0.65% of the next $500 million, 0.60% of the next $500 million, and 0.55% thereafter.

The fund reimburses Putnam Management an allocated amount for the compensation and related expenses of certain officers of the fund and their staff who provide administrative services to the fund. The aggregate amount of all such reimbursements is determined annually by the Trustees.

Custodial functions for the fund's assets are provided by Putnam Fiduciary Trust Company (PFTC), a subsidiary of Putnam Investments, Inc. Investor servicing agent functions are provided by Putnam Investor Services, a division of PFTC.

For the year ended May 31,1998, fund expenses were reduced by $45,996 under expense offset arrangements with PFTC. Investor servicing and custodian fees reported in the Statement of operations exclude these credits. The fund could have invested a portion of the assets utilized in connection with the expense offset arrangements in an income producing asset if it had not entered into such arrangements.

As part of the subcustodian contract between the subcustodian bank and PFTC, the subcustodian bank has a lien on the securities of the fund to the extent permitted by the fund's investment restrictions to cover any advances made by the subcustodian bank for the settlement of securities purchased by the fund. At May 31, 1998, the payable to the subcustodian bank represents the amount due for cash advance for the settlement of a security purchased.

Each Trustee of the fund receives an annual Trustee fee, of which $540 has been allocated to the fund, and an additional fee for each Trustee's meeting attended. Trustees who are not interested persons of Putnam Management and who serve on committees of the Trustees receive additional fees for attendance at certain committee meetings.

The fund has adopted a Trustee Fee Deferral Plan (the "Deferral Plan") which allows the Trustees to defer the receipt of all or a portion of Trustees Fees payable on or after July 1, 1995. The deferred fees remain in the fund and are invested in certain Putnam funds until distribution in accordance with the Deferral Plan.

The fund has adopted an unfunded noncontributory defined benefit pension plan (the "Pension Plan") covering all Trustees of the fund who have served as Trustee for at least five years. Benefits under the Pension Plan are equal to 50% of the Trustee's average total retainer and meeting fees for the three years preceding retirement. Pension expense for the fund is included in Compensation of Trustees in the Statement of operations. Accrued pension liability is included in Payable for compensation of Trustees in the Statement of assets and liabilities.

Note 3
Purchase and sales of securities

During the year ended May 31, 1998, purchases and sales of investment securities other than short-term investments aggregated $91,773,351 and $93,471,861, respectively. There were no purchases and sales of U.S. government obligations. In determining the net gain or loss on securities sold, the cost of securities has been determined on the identified cost basis.



Federal tax information
(Unaudited)

Pursuant to Section 852 of the Internal Revenue Code, as amended, the Fund hereby designates $1,285,976 as capital gain, which includes $488,955 as 20% capital gain, for its taxable year ended May 31, 1998.

The Form 1099 you receive in January 1999 will show the tax status of all distributions paid to your account in calendar 1998.



Fund information

INVESTMENT MANAGER

Putnam Investment
Management, Inc.
One Post Office Square
Boston, MA 02109

MARKETING SERVICES

Putnam Mutual Funds Corp.
One Post Office Square
Boston, MA 02109

CUSTODIAN

Putnam Fiduciary Trust Company

LEGAL COUNSEL

Ropes & Gray

INDEPENDENT ACCOUNTANTS

PricewaterhouseCoopers LLP

TRUSTEES

George Putnam, Chairman
William F. Pounds, Vice Chairman
Jameson Adkins Baxter
Hans H. Estin
John A. Hill
Ronald J. Jackson
Paul L. Joskow
Elizabeth T. Kennan
Lawrence J. Lasser
John H. Mullin III
Robert E. Patterson
Donald S. Perkins
George Putnam, III
A.J.C. Smith
W. Thomas Stephens
W. Nicholas Thorndike

OFFICERS

George Putnam
President

Charles E. Porter
Executive Vice President

Patricia C. Flaherty
Senior Vice President

John D. Hughes
Senior Vice President and Treasurer

Lawrence J. Lasser
Vice President

Gordon H. Silver
Vice President

Ian C. Ferguson
Vice President

William J. Curtin
Vice President

Jennifer E. Leichter
Vice President and Fund Manager

William N. Shiebler
Vice President

John R. Verani
Vice President

Beverly Marcus
Clerk and Assistant Treasurer

Call 1-800-225-1581 weekdays from 9 a.m. to 5 p.m. Eastern Time, or visit our website (www.putnaminv.com) any time for up-to-date information about the fund's NAV.



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PUTNAM INVESTMENTS

The Putnam Funds
One Post Office Square
Boston, Massachusetts 02109

--------------------
Bulk Rate
U.S. Postage
PAID
Putnam
Investments
--------------------

43773-590     7/98